Schedule of Investments (unaudited)
April 30, 2024
BlackRock MuniVest Fund II, Inc. (MVT)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama — 1.3%
Black Belt Energy Gas District, RB, Series F, 5.50%, 11/01/53(a)	$405	$ 426,061
County of Jefferson Alabama Sewer Revenue, Refunding RB, 5.50%, 10/01/53	2,035	2,178,042
Southeast Energy Authority A Cooperative District, RB, Series A-1, 5.50%, 01/01/53(a)	685	726,209
		3,330,312
Arizona — 1.9%
City of Phoenix Civic Improvement Corp., RB, Junior Lien, 5.25%, 07/01/47	760	837,711
Glendale Industrial Development Authority, RB, 5.00%, 05/15/56	90	76,592
Industrial Development Authority of the City of Phoenix Arizona, RB, Series A, 5.00%, 07/01/46(b)	1,685	1,557,980
Maricopa County Industrial Development Authority, RB, Series A, 4.00%, 01/01/44	2,575	2,437,110
		4,909,393
Arkansas — 1.1%
Arkansas Development Finance Authority, RB
AMT, 4.75%, 09/01/49(b)	2,305	2,246,761
AMT, Sustainability Bonds, 5.70%, 05/01/53	435	444,852
		2,691,613
California — 3.7%
California Educational Facilities Authority, RB, Series U-7, 5.00%, 06/01/46	920	1,068,362
California Municipal Finance Authority, ARB, AMT, Senior Lien, 4.00%, 12/31/47	1,475	1,276,877
California Municipal Finance Authority, RB, S/F Housing
Series A, 5.25%, 08/15/39	145	145,182
Series A, 5.25%, 08/15/49	370	370,577
California Pollution Control Financing Authority, RB, AMT, 5.00%, 11/21/45(b)	1,495	1,494,892
City of Los Angeles Department of Airports, ARB, Series A, AMT, 4.00%, 05/15/42	1,345	1,272,723
City of Los Angeles Department of Airports, Refunding ARB, AMT, Subordinate, 5.00%, 05/15/46	1,155	1,207,266
San Marcos Unified School District, GO, CAB, Series B, Election 2010, 0.00%, 08/01/42(c)	2,000	919,506
Val Verde Unified School District, GO, Series G, Election 2012, (AGM), 4.00%, 08/01/48	1,755	1,677,510
		9,432,895
Colorado — 0.8%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series D, AMT, 5.75%, 11/15/45	425	469,744
Colorado Health Facilities Authority, RB
5.50%, 11/01/47	175	191,924
5.25%, 11/01/52	360	381,816
Colorado Health Facilities Authority, Refunding RB
Series A, 5.00%, 08/01/44	450	466,801
Series A, 4.00%, 11/15/50	540	507,652
		2,017,937
Security	Par (000)	Value
Delaware — 1.2%
Delaware River & Bay Authority, Refunding RB, 4.00%, 01/01/44	$1,500	$ 1,466,738
Delaware State Health Facilities Authority, Refunding RB, 4.00%, 10/01/49	1,770	1,641,087
		3,107,825
District of Columbia — 8.6%
District of Columbia Income Tax Revenue, RB, Series A, 5.25%, 05/01/48	1,110	1,200,932
District of Columbia, Refunding RB, 5.00%, 10/01/48	2,315	2,325,853
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB
Series A, AMT, 4.00%, 10/01/39	380	369,281
Series A, AMT, 5.25%, 10/01/48	2,355	2,484,206
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB
Series B, 2nd Senior Lien, (AGC), 0.00%, 10/01/33(c)	6,590	4,596,011
Series B, 2nd Senior Lien, (AGC), 0.00%, 10/01/34(c)	4,830	3,224,686
Series B, 2nd Senior Lien, (AGC), 0.00%, 10/01/35(c)	6,515	4,127,723
Series B, Subordinate, 4.00%, 10/01/49	1,790	1,621,375
Washington Metropolitan Area Transit Authority Dedicated Revenue, RB
Series A, Sustainability Bonds, 4.00%, 07/15/46	1,205	1,131,289
Series A, Sustainability Bonds, 4.13%, 07/15/47	575	557,738
		21,639,094
Florida — 7.4%
Broward County Florida Water & Sewer Utility Revenue, RB, Series A, 4.00%, 10/01/45	210	202,191
Celebration Pointe Community Development District No. 1, SAB
5.00%, 05/01/32	380	379,944
5.00%, 05/01/48	1,120	1,061,463
City of Fort Lauderdale Florida Water & Sewer Revenue, RB, Series B, 5.50%, 09/01/48	1,280	1,434,871
County of Lee Florida Airport Revenue, ARB, Series B, AMT, 5.00%, 10/01/46	995	1,021,838
County of Miami-Dade Seaport Department, Refunding RB, Series A, AMT, 5.25%, 10/01/52	480	503,000
County of Pasco Florida, RB
(AGM), 5.00%, 09/01/48	2,380	2,507,489
(AGM), 5.75%, 09/01/54	425	469,688
Florida Development Finance Corp., RB, Series A, 5.00%, 06/15/56	105	98,825
Florida Development Finance Corp., Refunding RB, AMT, 07/15/32(a)(b)(d)	835	861,740
Lakewood Ranch Stewardship District, SAB, 6.30%, 05/01/54	212	224,372
Orange County Health Facilities Authority, RB, Series A, 5.00%, 10/01/53	1,495	1,548,969
Palm Beach County Health Facilities Authority, RB, 5.00%, 11/15/45	3,150	3,163,070
Tampa-Hillsborough County Expressway Authority, RB, 5.00%, 07/01/47	5,000	5,107,066
		18,584,526
Georgia — 2.0%
Cobb County Kennestone Hospital Authority, RB, 4.00%, 04/01/52	1,145	1,047,573
Gainesville & Hall County Hospital Authority, RB, Series A, 4.00%, 02/15/51	530	479,262
Main Street Natural Gas, Inc., RB
Series A, 5.00%, 05/15/38	295	309,908
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock MuniVest Fund II, Inc. (MVT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Georgia (continued)
Main Street Natural Gas, Inc., RB (continued)
Series A, 5.00%, 05/15/49	$985	$ 1,012,693
Series A, 5.00%, 06/01/53(a)	2,185	2,281,861
		5,131,297
Illinois — 9.4%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/42	540	534,476
Series C, 5.25%, 12/01/35	1,465	1,465,036
Series D, 5.00%, 12/01/46	1,915	1,911,623
Series H, 5.00%, 12/01/36	450	456,984
Chicago Board of Education, Refunding GO, Series G, 5.00%, 12/01/34	450	462,178
Chicago Transit Authority Sales Tax Receipts Fund, RB, 2nd Lien, 5.00%, 12/01/46	615	619,976
City of Chicago Illinois Wastewater Transmission Revenue, RB, Series A, 2nd Lien, 5.00%, 01/01/47	2,500	2,546,474
City of Chicago Illinois Waterworks Revenue, RB, Series A, 2nd Lien, (AGM), 5.25%, 11/01/48	1,655	1,769,172
Illinois Finance Authority, RB, Series A, 5.00%, 02/15/50	130	119,527
Illinois Finance Authority, Refunding RB, Series C, 4.00%, 02/15/41	2,940	2,785,649
Illinois Housing Development Authority, RB, S/F Housing, Series N, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.25%, 04/01/54	825	887,491
Illinois State Toll Highway Authority, RB, Series A, 4.00%, 01/01/46	4,400	4,170,844
Metropolitan Pier & Exposition Authority, RB, 5.00%, 06/15/57	870	877,593
Metropolitan Pier & Exposition Authority, Refunding RB, Series B, (AGM), 0.00%, 06/15/44(c)	5,175	2,022,639
State of Illinois, GO
5.00%, 02/01/39	1,540	1,539,920
Series B, 5.25%, 05/01/43	500	527,530
University of Illinois, RB, Series A, 5.00%, 04/01/44	985	985,112
		23,682,224
Indiana — 1.1%
City of Valparaiso Indiana, RB
AMT, 6.75%, 01/01/34	790	790,391
AMT, 7.00%, 01/01/44	1,905	1,905,841
		2,696,232
Kansas — 0.1%
Ellis County Unified School District No. 489 Hays, Refunding GO, Series B, (AGM), 4.00%, 09/01/52	260	242,607
Kentucky — 1.0%
Kentucky Economic Development Finance Authority, Refunding RB, Series A, 5.00%, 08/01/44	1,010	1,033,626
Kentucky Public Transportation Infrastructure Authority, RB, CAB, Convertible, 6.75%, 07/01/43(e)	1,200	1,357,243
		2,390,869
Louisiana — 1.0%
Louisiana Public Facilities Authority, RB, 5.25%, 10/01/53	1,200	1,244,319
Louisiana Public Facilities Authority, Refunding RB, Class A, 4.00%, 12/15/27(f)	60	61,990
Security	Par (000)	Value
Louisiana (continued)
New Orleans Aviation Board, ARB, Series B, AMT, 5.00%, 01/01/48	$915	$ 919,507
Tobacco Settlement Financing Corp., Refunding RB, Series A, 5.25%, 05/15/35	410	410,309
		2,636,125
Maryland — 0.2%
Maryland Health & Higher Educational Facilities Authority, RB, Series B, 4.00%, 04/15/50	595	546,988
Massachusetts — 2.3%
Commonwealth of Massachusetts, GO
Series C, 5.00%, 10/01/47	1,285	1,374,920
Series C, 5.00%, 10/01/52	1,335	1,414,918
Massachusetts Development Finance Agency, RB, Series A, 5.00%, 01/01/47	1,150	1,126,976
Massachusetts Development Finance Agency, Refunding RB(b)
4.00%, 10/01/32	215	210,591
4.13%, 10/01/42	470	412,108
Massachusetts Port Authority, ARB, Series E, AMT, 5.00%, 07/01/46	1,110	1,151,128
		5,690,641
Michigan — 6.3%
City of Lansing Michigan, Refunding GO, Series B, (AGM), 5.00%, 06/01/48	1,550	1,629,099
Great Lakes Water Authority Sewage Disposal System Revenue, RB
Series B, 2nd Lien, 5.25%, 07/01/47	545	591,205
Series B, 2nd Lien, 5.50%, 07/01/52	1,290	1,411,662
Series A, Senior Lien, 5.25%, 07/01/52	1,290	1,375,874
Great Lakes Water Authority Water Supply System Revenue, RB
Series A, Senior Lien, 5.25%, 07/01/52	1,290	1,376,266
Series B, Senior Lien, 5.50%, 07/01/52	1,290	1,396,830
Lansing Board of Water & Light, Refunding RB, Series A, 5.25%, 07/01/54	2,305	2,512,497
Michigan Finance Authority, RB
4.00%, 02/15/47	395	364,538
4.00%, 02/15/50	2,235	2,043,106
4.00%, 02/15/44	810	763,225
Michigan Finance Authority, Refunding RB, Series A, 4.00%, 12/01/49	1,480	1,367,837
Michigan Strategic Fund, RB, AMT, 5.00%, 12/31/43	1,070	1,054,626
		15,886,765
Minnesota — 1.5%
Duluth Economic Development Authority, Refunding RB
Series A, 4.25%, 02/15/48	1,995	1,821,335
Series A, 5.25%, 02/15/53	565	574,265
Series A, 5.25%, 02/15/58	1,480	1,504,316
		3,899,916
Missouri — 2.5%
Health & Educational Facilities Authority of the State of Missouri, Refunding RB
Series A, 4.00%, 02/15/49	2,630	2,403,545
Series C, 5.00%, 11/15/42	2,570	2,605,223
Kansas City Industrial Development Authority, ARB, Class B, AMT, 5.00%, 03/01/54	1,280	1,308,598
		6,317,366

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock MuniVest Fund II, Inc. (MVT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New Hampshire — 0.3%
New Hampshire Business Finance Authority, Refunding RB, Series C, AMT, 4.88%, 11/01/42(b)	$805	$ 724,451
New Jersey — 11.7%
Casino Reinvestment Development Authority, Inc., Refunding RB
5.25%, 11/01/39	1,675	1,685,082
5.25%, 11/01/44	1,525	1,530,814
New Jersey Economic Development Authority, RB
Class A, 5.25%, 11/01/47	1,740	1,874,177
Series EEE, 5.00%, 06/15/48	5,845	6,023,942
New Jersey Economic Development Authority, Refunding ARB, AMT, 5.00%, 10/01/47	1,425	1,430,576
New Jersey Economic Development Authority, Refunding SAB, 5.75%, 04/01/31	2,240	2,040,001
New Jersey Higher Education Student Assistance Authority, Refunding RB
Series B, AMT, 4.00%, 12/01/41	1,230	1,202,182
Series C, AMT, Subordinate, 5.00%, 12/01/52	1,245	1,252,221
New Jersey Transportation Trust Fund Authority, RB
5.00%, 06/15/46	1,225	1,265,680
Series BB, 5.00%, 06/15/46	1,485	1,580,678
New Jersey Transportation Trust Fund Authority, Refunding RB, Series A, 4.25%, 06/15/40	3,225	3,269,824
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/46	255	260,661
Series A, 5.25%, 06/01/46	270	279,286
Sub-Series B, 5.00%, 06/01/46	5,660	5,712,358
		29,407,482
New York — 16.2%
City of New York, GO, Series A-1, 4.00%, 09/01/46	800	750,422
Erie Tobacco Asset Securitization Corp., Refunding RB, Series A, 5.00%, 06/01/45	1,960	1,850,499
Metropolitan Transportation Authority, Refunding RB
Series C-1, Sustainability Bonds, 4.75%, 11/15/45	1,585	1,620,164
Series C-1, Sustainability Bonds, 5.00%, 11/15/50	515	530,616
Series C-1, Sustainability Bonds, 5.25%, 11/15/55	760	791,739
New York City Housing Development Corp., RB, M/F Housing, Sustainability Bonds, 4.80%, 02/01/53	5,000	4,832,870
New York City Municipal Water Finance Authority, RB, Sub-Series CC-1, 5.25%, 06/15/54	475	519,727
New York City Municipal Water Finance Authority, Refunding RB
Series DD, 4.13%, 06/15/46	4,410	4,393,131
Series DD, 4.13%, 06/15/47	4,535	4,482,547
New York Counties Tobacco Trust IV, Refunding RB
Series A, 5.00%, 06/01/38	1,875	1,787,242
Series A, 6.25%, 06/01/41(b)	1,800	1,800,365
New York Liberty Development Corp., Refunding RB
3.13%, 09/15/50	315	230,788
Class 1, 5.00%, 11/15/44(b)	2,260	2,261,412
Class 2, 5.38%, 11/15/40(b)	850	857,302
Series A, Sustainability Bonds, (BAM-TCRS), 3.00%, 11/15/51	2,370	1,750,727
New York State Dormitory Authority, Refunding RB
Series A, 4.00%, 03/15/44	1,080	1,051,428
Series A, 4.00%, 03/15/47	3,855	3,654,897
New York State Urban Development Corp., RB, Series A, 4.00%, 03/15/49	860	805,152
New York State Urban Development Corp., Refunding RB, 4.00%, 03/15/49	990	926,862
Security	Par (000)	Value
New York (continued)
New York Transportation Development Corp., ARB, AMT, 5.63%, 04/01/40	$470	$ 508,652
New York Transportation Development Corp., RB, AMT, 5.00%, 10/01/35	1,050	1,106,210
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB
Series A, 4.00%, 05/15/48	3,055	2,908,481
Series A, 5.25%, 05/15/52	400	431,855
Triborough Bridge & Tunnel Authority, RB, Series A, 5.00%, 11/15/56	825	861,756
		40,714,844
Ohio — 1.6%
Buckeye Tobacco Settlement Financing Authority, Refunding RB
Series A-2, Class 1, 4.00%, 06/01/48	830	743,026
Series B-2, Class 2, 5.00%, 06/01/55	1,985	1,799,292
County of Franklin Ohio, RB, Series A, 5.00%, 12/01/47	400	408,685
County of Hamilton Ohio, RB, Series CC, 5.00%, 11/15/49	530	578,809
County of Hamilton Ohio, Refunding RB, 4.00%, 08/15/50	590	529,486
		4,059,298
Pennsylvania — 2.2%
Allegheny County Airport Authority, ARB
Series A, AMT, (AGM), 5.50%, 01/01/48	235	251,101
Series A, AMT, (AGM-CR), 4.00%, 01/01/56	605	544,723
Lancaster Industrial Development Authority, RB, 5.00%, 12/01/44	1,070	1,071,536
Montgomery County Higher Education and Health Authority, Refunding RB
4.00%, 09/01/51	510	445,874
5.00%, 09/01/48	345	348,691
Pennsylvania Economic Development Financing Authority, RB, 5.00%, 06/30/42	850	848,768
Pennsylvania Economic Development Financing Authority, Refunding RB, AMT, 5.50%, 11/01/44	1,035	1,019,070
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, Refunding RB, Series B, 4.00%, 12/01/53	1,090	958,846
		5,488,609
Puerto Rico — 5.9%
Commonwealth of Puerto Rico, GO
Series A-1, Restructured, 5.63%, 07/01/29	1,435	1,545,892
Series A-1, Restructured, 5.75%, 07/01/31	1,295	1,441,360
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	1,843	1,797,740
Series A-1, Restructured, 5.00%, 07/01/58	5,562	5,536,934
Series A-2, Restructured, 4.78%, 07/01/58	2,941	2,852,151
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(c)	5,051	1,573,897
		14,747,974
South Carolina — 2.0%
South Carolina Jobs-Economic Development Authority, Refunding RB
4.00%, 12/01/44	1,820	1,713,173
5.00%, 11/15/47	1,350	1,355,691
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock MuniVest Fund II, Inc. (MVT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
South Carolina (continued)
South Carolina Jobs-Economic Development Authority, Refunding RB (continued)
Series A, 5.00%, 05/01/48	$1,505	$ 1,522,946
South Carolina Ports Authority, ARB, Series B, AMT, 4.00%, 07/01/49	650	570,609
		5,162,419
Tennessee — 1.2%
Memphis-Shelby County Airport Authority, ARB, Series A, AMT, 5.00%, 07/01/45	1,275	1,296,605
Tennergy Corp., RB, Series A, 5.50%, 10/01/53(a)	1,640	1,721,744
		3,018,349
Texas — 15.3%
Arlington Higher Education Finance Corp., RB(b)
7.50%, 04/01/62	435	433,743
7.88%, 11/01/62	370	369,887
City of Austin Texas Airport System Revenue, ARB, Series B, AMT, 5.00%, 11/15/44	1,795	1,842,390
City of Garland Texas Electric Utility System Revenue, Refunding RB, (AGM), 4.25%, 03/01/48	190	184,555
City of Houston Texas Airport System Revenue, Refunding ARB, Series A, AMT, 1st Lien, Subordinate, (AGM), 5.25%, 07/01/48	4,065	4,291,513
City of Houston Texas Airport System Revenue, Refunding RB, AMT, 5.00%, 07/01/29	775	775,820
City of Houston Texas, Refunding GO, Series A, 5.25%, 03/01/42	210	233,273
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB, Series A, 5.25%, 02/01/46	4,500	4,917,757
Clifton Higher Education Finance Corp., RB, 6.00%, 08/15/43	745	745,901
Clifton Higher Education Finance Corp., Refunding RB, Series A, (PSF), 4.13%, 08/15/49	1,155	1,059,808
County of Harris Texas, Refunding GO, Series A, 4.25%, 09/15/48	390	381,247
Crowley Independent School District, GO, (PSF), 5.00%, 02/01/48	1,545	1,648,639
Denton Independent School District, GO, (PSF), 5.00%, 08/15/48	1,335	1,430,311
Fort Bend County Industrial Development Corp., RB, Series B, 4.75%, 11/01/42	670	670,102
Hutto Independent School District, GO, (PSF), 5.00%, 08/01/48	90	96,359
Klein Independent School District, GO, (PSF), 4.00%, 08/01/47	1,545	1,451,960
New Caney Independent School District, Refunding GO, (PSF), 5.00%, 02/15/48	5,250	5,626,625
Port Authority of Houston of Harris County Texas, ARB, 1st Lien, 5.00%, 10/01/48	645	689,948
Tarrant County Cultural Education Facilities Finance Corp., RB
Series A, 4.00%, 07/01/53	620	557,517
Series A, 5.00%, 07/01/53	760	789,014
Series B, 5.00%, 07/01/48	4,545	4,639,153
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, 5.00%, 10/01/49	1,000	928,456
Texas Department of Housing & Community Affairs, RB, S/F Housing, Series C, (GNMA), 5.00%, 09/01/48	1,620	1,644,135
Security	Par (000)	Value
Texas (continued)
Texas Private Activity Bond Surface Transportation Corp., RB, AMT, 5.00%, 06/30/58	$1,140	$ 1,144,845
Texas Water Development Board, RB, 4.00%, 10/15/45	1,285	1,246,207
Waller Consolidated Independent School District, GO, Series A, (PSF), 4.00%, 02/15/48	750	701,896
		38,501,061
Utah — 2.1%
City of Salt Lake City Utah Airport Revenue, ARB
Series A, AMT, 5.00%, 07/01/46	1,950	1,998,646
Series A, AMT, 5.00%, 07/01/48	875	885,740
Series A, AMT, 5.25%, 07/01/48	2,330	2,438,317
		5,322,703
Virginia — 0.4%
Virginia Housing Development Authority, RB, M/F Housing, Series A, 4.60%, 09/01/49	1,035	1,007,625
Washington — 0.6%
Port of Seattle Washington, ARB, Series A, AMT, 5.00%, 05/01/43	1,465	1,478,617
Wisconsin — 0.1%
Wisconsin Housing & Economic Development Authority Home Ownership Revenue, RB, S/F Housing, Series A, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.85%, 09/01/43	320	326,795
Total Municipal Bonds — 113.0% (Cost: $281,389,866)		284,794,852
Municipal Bonds Transferred to Tender Option Bond Trusts(g)
Alabama(a) — 8.5%
Energy Southeast A Cooperative District, RB, Series B-1, 5.75%, 04/01/54	10,000	10,882,846
Southeast Energy Authority A Cooperative District, RB, Series A, 5.25%, 01/01/54	10,000	10,473,952
		21,356,798
Florida — 1.3%
City of Melbourne Florida Water & Sewer Revenue, RB, 5.00%, 11/15/50	3,090	3,292,554
Michigan — 1.0%
Michigan State Housing Development Authority, RB, M/F Housing, Series A, 5.00%, 10/01/48	2,551	2,595,486
New York — 6.1%
New York City Housing Development Corp., RB, M/F Housing, Series E-1, Sustainability Bonds, 4.70%, 11/01/48(h)	2,460	2,447,203
New York City Transitional Finance Authority, RB, Series C, 5.25%, 05/01/48	4,240	4,620,815
New York State Dormitory Authority, Refunding RB, Series E, 5.00%, 03/15/46	3,940	4,091,523
Port Authority of New York & New Jersey, Refunding ARB, AMT, 5.25%, 08/01/47	3,946	4,185,680
		15,345,221

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock MuniVest Fund II, Inc. (MVT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oregon — 3.1%
Port of Portland Oregon Airport Revenue, Refunding ARB, Series 29, AMT, 5.50%, 07/01/48	$7,232	$ 7,817,829
Pennsylvania — 3.5%
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 143A, Sustainability Bonds, 6.25%, 10/01/53	4,964	5,351,018
Pennsylvania Turnpike Commission, Refunding RB, Series B, 5.25%, 12/01/47	3,178	3,459,105
		8,810,123
South Carolina — 2.7%
Patriots Energy Group Financing Agency, Refunding RB, Series B-1, 5.25%, 02/01/54(a)	6,463	6,882,956
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 26.2% (Cost: $64,969,122)		66,100,967
Total Long-Term Investments — 139.2% (Cost: $346,358,988)		350,895,819

	Shares
Short-Term Securities
	Money Market Funds — 4.2%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 3.45%(i)(j)	10,413,734	10,414,776
	Total Short-Term Securities — 4.2% (Cost: $10,414,159)	10,414,776
	Total Investments — 143.4% (Cost: $356,773,147)	361,310,595
	Other Assets Less Liabilities — 1.1%	3,051,060
	Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (13.7)%	(34,617,337)
	VMTP Shares at Liquidation Value, Net of Deferred Offering Costs — (30.8)%	(77,700,000)
	Net Assets Applicable to Common Shares — 100.0%	$ 252,044,318

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	When-issued security.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(g)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(h)
All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreement, which expires on November 1, 2041, is $1,289,416.

(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 17,478,788	$ —	$ (7,063,873)(a)	$ (12)	$ (127)	$ 10,414,776	10,413,734	$ 345,137	$ —

(a)	Represents net amount purchased (sold).
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock MuniVest Fund II, Inc. (MVT)

Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
• Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
• Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 284,794,852	$ —	$ 284,794,852
Municipal Bonds Transferred to Tender Option Bond Trusts	—	66,100,967	—	66,100,967
Short-Term Securities
Money Market Funds	10,414,776	—	—	10,414,776
	$10,414,776	$350,895,819	$—	$361,310,595
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(34,254,045)	$—	$(34,254,045)
VMTP Shares at Liquidation Value	—	(77,700,000)	—	(77,700,000)
	$—	$(111,954,045)	$—	$(111,954,045)

Portfolio Abbreviation
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AGM-CR	AGM Insured Custodial Receipt
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BAM-TCRS	Build America Mutual Assurance Co. - Transferable Custodial Receipts
CAB	Capital Appreciation Bonds
CR	Custodian Receipt
FHLMC	Federal Home Loan Mortgage Corp.
Portfolio Abbreviation (continued)
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
M/F	Multi-Family
PSF	Permanent School Fund
RB	Revenue Bond
S/F	Single-Family
SAB	Special Assessment Bonds